SCHEDULE OF CLASS OF EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%
Furniture and Equipment [Member]
IfrsStatementLineItems [Line Items]
Depreciation rate	20.00%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, description	Over expected life of lease
Computer software [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%
Vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate	30.00%